Other Taxes (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Taxes [Line Items]
Other taxes, asset, current and non current		R$ 1,519,228	R$ 1,709,145
Other taxes, asset, current		803,252	1,081,587
Other taxes, asset, non current		715,976	627,558
Other taxes, liability, current and non current		1,662,584	2,311,326
Other taxes, liability, current		1,033,868	1,443,662
Other taxes, liability, non current		628,716	867,664
State VAT (ICMS)
Taxes [Line Items]
Other taxes, asset, current and non current	[1]	1,240,353	1,411,538
Other taxes, liability, current and non current	[1]	556,693	610,847
Taxes on revenue (PIS and COFINS)
Taxes [Line Items]
Other taxes, asset, current and non current		215,860	244,853
Other taxes, liability, current and non current	[2]	235,319	184,472
Other Tax [Member]
Taxes [Line Items]
Other taxes, asset, current and non current		63,015	52,754
Other taxes, liability, current and non current	[3]	181,437	530,153
ICMS Agreement No. 69/1998
Taxes [Line Items]
Other taxes, liability, current and non current		34,113	22,595
FUST/FUNTTEL/broadcasting fees
Taxes [Line Items]
Other taxes, liability, current and non current	[4]	R$ 655,022	R$ 963,259

[1]	Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000.
[2]	Refers basically to the Social Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS) on revenue, financial income, and other income.
[3]	Consisting primarily of monetary variation to suspended taxes and withholding tax on intragroup loans and interest on capital.
[4]	The Company and its subsidiaries Telemar and Oi Móvel filed lawsuits to discuss the correct calculation of the contribution to the FUST and in the course of the lawsuits made escrow deposits to suspend its collection. These discussions are also being judged by higher courts and a possible transformation of the deposited amounts into definitive payments should not occur within two (2) years